Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

January 23, 2023

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
CIK No. 0001432353; File No. 333-268810

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Global X Funds (the “Registrant”) that the Prospectus/Proxy Statement and Statement of Additional Information that would have been filed under Rule 497(b) of the 1933 Act would not have differed from the documents filed in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on January 18, 2023.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.
Sincerely,
/s/ Susan Lively
Susan Lively